Note 10 - Financial Income (Expenses), Net (Detail) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Financial expenses
Loans and financings	$ (1,136)	$ (774)
Leasing	0	(4)
Losses on derivative instruments (Note 2)	(141)	(45)
Repurchased securities losses	(6)	(7)
Other	(217)	(229)
Financial Expenses, before Capitalized Interest	(1,500)	(1,059)
Capitalized interest	1,112	703
Financial expenses	(388)	(356)
Financial income
Investments	522	214
Marketable Securities	396	108
Gains on derivative instruments (Note 2)	1	4
Clients	74	29
Other	52	58
Financial income	1,045	413
Monetary and exchange variation	575	(335)
Financial Income (Expenses), Net	$ 1,232	$ (278)